Segment information - Organic cash flow from telecom activities (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) site	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 11,236	€ 12,697	€ 10,190
Purchases and sales of property, plant and equipment and intangible assets	(8,580)	(7,176)	(7,582)
Lease liabilities repayment	(1,625)	(1,398)	(1,429)
Elimination of significant litigation paid (and received)	€ 306	(2,217)	(5)
Number portfolio of towers | site	26,000
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 11,636	12,961	11,014
Purchases and sales of property, plant and equipment and intangible assets	(8,557)	(7,146)	(7,555)
Lease liabilities repayment	(1,621)	(1,394)	(1,426)
Debts relating to financed assets repayments	(80)	(60)	(17)
Elimination of telecommunication licenses paid	(717)	(351)	(334)
Elimination of significant litigation paid (and received)	(306)	2,217	5
Organic cash flow from telecom activities	€ 2,401	€ 2,494	€ 2,345